Segment and Geographic Area Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015 MWh Segment
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	6
Assured power from installed capacity | MWh	1,685
Sales percentage	55.00%
Aluminum [Member]
Segment Reporting Information [Line Items]
Sales percentage	90.00%